Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
8.	Cash and Cash Equivalents

Cash consists of cash on deposit and fixed term investments held in several major banks and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Morgan Stanley	$0	$7,784
HSBC	3,657	16,480
Credit Agricole	48	13,529
Commerce Bank	2,898	1,916
Other	33	51
Total cash and cash equivalents	$6,636	$39,760